SUPPLEMENT DATED MAY 1, 2006 TO THE
                                                    GOLD TRACK SELECT PROSPECTUS
                                                               DATED MAY 1, 2006

                                GOLD TRACK SELECT

The following information supplements the Gold Track Select variable annuity prospectus for MetLife of CT Fund QP for Variable Annuities (formerly, The Travelers Fund QP for Variable Annuities) issued by MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company). Please keep this supplement with the prospectus for future reference.

Additional funding options are available under the Gold Track Select Contract for the following plans:

     o    Nassau County Deferred Compensation Plan,

     o    Nassau County Health Care Corporation and

     o    Carnegie Hall.

They are listed below, along with their investment objectives and investment advisers. For additional information regarding each funding option, please refer to the applicable funding option prospectus.

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2005
(UNLESS OTHERWISE INDICATED)
(as a percentage of average daily net assets):

This table shows each Underlying Fund's management fee and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591.

                                                                                                      CONTRACTUAL FEE    NET TOTAL
                                                                                     TOTAL ANNUAL     WAIVER AND/OR      ANNUAL
                                                       MANAGEMENT       OTHER        OPERATING        EXPENSE            OPERATING
UNDERLYING FUND:                                       FEE              EXPENSES     EXPENSES         REIMBURSEMENT      EXPENSES
---------------------------------------------------    -------------    ---------    -------------    ---------------    ----------
DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES           0.25%          0.02%          0.27%               -              0.27%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST - CLASS 1
   Templeton Global Asset Allocation Fund                 0.60%          0.26%          0.86%             0.01%          0.85%(1)

METROPOLITAN SERIES FUND, INC. - CLASS A
   Oppenheimer Global Equity Portfolio                    0.60%          0.33%          0.93%               -              0.93%

VARIABLE INSURANCE PRODUCTS FUND - INITIAL CLASS
   VIP Asset Manager(sm) Portfolio                        0.52%          0.12%          0.64%               -              0.64%
   VIP Equity-Income Portfolio                            0.47%          0.09%          0.56%               -              0.56%
   VIP Growth Portfolio                                   0.57%          0.10%          0.67%               -              0.67%
   VIP High Income Portfolio                              0.57%          0.13%          0.70%               -              0.70%

-----------
(1) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE #1 --

                                                IF CONTRACT IS SURRENDERED AT THE            IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------- --------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS     10 YEARS    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------                              -------- ---------- ----------- ----------- --------- ---------- ----------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................  $ 735    $1,122      $1,535      $2,640     $ 235      $ 722      $1,235      $2,640
Underlying Fund with Minimum Total Annual
Operating Expenses.........................  $ 668     $ 922      $1,198      $1,954     $ 168      $ 522      $ 898       $1,954


EXAMPLE #2 -- This example assumes that you have elected the MAPP program at the maximum fee. Under the MAPP program, you choose to enter into a separate investment advisory agreement with Tower Square for the purpose of receiving asset allocation advice. The program is not a part of the Contract issued by the Company.

                                                IF CONTRACT IS SURRENDERED AT THE            IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------- --------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS     10 YEARS    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------                              -------- ---------- ----------- ----------- --------- ---------- ----------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................  $ 834    $1,418      $2,024      $3,589     $ 334     $1,018      $1,724      $3,589
Underlying Fund with Minimum Total Annual
Operating Expenses.........................  $ 769    $1,224      $1,704      $2,974     $ 269      $ 824      $1,404      $2,974

EXAMPLE #3 -- This example assumes that you have elected the CHART program at the maximum fee.
Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with MIFS for the purpose of receiving asset allocation advice. The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your or participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.

                                                IF CONTRACT IS SURRENDERED AT THE            IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ------------------------------------------- --------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS     10 YEARS    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------                              -------- ---------- ----------- ----------- --------- ---------- ----------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................  $ 814    $1,260      $1,929      $3,407     $ 314      $ 960      $1,629      $3,407
Underlying Fund with Minimum Total Annual
Operating Expenses.........................  $ 749    $1,164      $1,605      $2,779     $ 249      $ 764      $1,305      $2,779


The following table shows the investment objective and investment adviser/subadviser of each funding option:

FUNDING OPTION                               INVESTMENT OBJECTIVE                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------   ---------------------------------------------   ---------------------------------------
DREYFUS STOCK INDEX FUND, INC. - INITIAL     Seeks capital growth.                           The Dreyfus Corporation
SHARES

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST - CLASS 1
   Templeton Global Asset Allocation Fund    Seeks high total return.                        Templeton Investment Counsel, LLC

METROPOLITAN SERIES FUNDS, INC. - CLASS A
   Oppenheimer Global Equity Portfolio       Seeks capital appreciation.                     MetLife Advisers, LLC
                                                                                             Subadviser: OppenheimerFunds, Inc.

VARIABLE INSURANCE PRODUCTS FUND -
INITIAL CLASS
   VIP Asset Manager(sm) Portfolio           Seeks high total return with reduced risk       Fidelity Management & Research Company
                                             over the long-term by allocating its assts
                                             among stocks, bonds and short-term
                                             instruments.

   VIP Equity-Income Portfolio               Seeks reasonable income. The fund will also     Fidelity Management & Research Company
                                             consider the potential for capital
                                             appreciation. The fund's goal is to achieve
                                             a yield which exceeds the composite yield
                                             on the securities compromising the S&P 500
                                             Index.

FUNDING OPTION                               INVESTMENT OBJECTIVE                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------   ---------------------------------------------   ---------------------------------------
   VIP Growth Portfolio                      Seeks to achieve capital appreciation.          Fidelity Management & Research Company

   VIP High Income Portfolio                 Seeks a high level of current income while      Fidelity Management & Research Company
                                             also considering growth of capital.



                                              PORTFOLIO LEGAL AND MARKETING NAMES
------------------------------------------------------------------------------------------------------------------------------------
     SERIES FUND/TRUST                       PORTFOLIO/SERIES                        MARKETING NAME
VARIABLE INSURANCE PRODUCTS         Asset Manager(SM) Portfolio                      Fidelity VIP Asset Manager(SM) Portfolio
VARIABLE INSURANCE PRODUCTS         Equity-Income Portfolio                          Fidelity VIP Equity-Income Portfolio
VARIABLE INSURANCE PRODUCTS         Growth Portfolio                                 Fidelity VIP Growth Portfolio
VARIABLE INSURANCE PRODUCTS         High Income Portfolio                            Fidelity VIP High Income Portfolio


















Book 16                                                              May 1, 2006